UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS EAFE® Equity Index Fund

	Shares	Value ($)

Common Stocks 97.7%
Australia 6.5%
ABC Learning Centres Ltd.	14,535	84,407
AGL Energy Ltd.	14,941	209,895
Alumina Ltd.	39,127	246,914
Amcor Ltd.	32,764	214,242
AMP Ltd.	64,898	605,587
Ansell Ltd.	2,546	28,317
APN News & Media Ltd.	5,974	27,772
Aristocrat Leisure Ltd.	11,798	144,999
Asciano Group*	18,776	148,936
ASX Ltd.	6,617	314,290

Australia & New Zealand Banking Group Ltd.	64,783	1,703,527
AXA Asia Pacific Holdings Ltd.	25,507	176,017
Babcock & Brown Ltd.	7,127	172,609
BHP Billiton Ltd.	116,411	4,575,710
Billabong International Ltd.	3,349	44,395
BlueScope Steel Ltd.	26,222	249,457
Boral Ltd.	20,006	128,219
Brambles Ltd.*	51,346	670,813
Caltex Australia Ltd.	3,811	79,267
Centro Properties Group	33,923	221,177
CFS Retail Property Trust (Units)	49,764	105,330
Coca-Cola Amatil Ltd.	19,460	155,011
Cochlear Ltd.	1,919	133,204
Coles Group Ltd.	41,261	562,580
Commonwealth Bank of Australia	44,787	2,235,838
Commonwealth Property Office Fund	53,396	79,130
Computershare Ltd.	14,173	116,604
CSL Ltd.	6,736	644,807
CSR Ltd.	31,897	88,316
DB RREEF Trust	81,248	144,625
Downer EDI Ltd.	6,015	33,479
Fairfax Media Ltd.	42,249	176,579
Fortescue Metals Group Ltd.*	3,125	131,031
Foster's Group Ltd.	71,633	414,698
Futuris Corp., Ltd.	19,889	37,596
Goodman Fielder Ltd.	5,658	12,922
GPT Group	78,729	357,630
Harvey Norman Holdings Ltd.	16,119	85,589
Iluka Resources Ltd.	2,531	12,441
ING Industrial Fund	35,121	87,924
Insurance Australia Group Ltd.	66,755	310,373
Leighton Holdings Ltd.	4,873	221,496
Lend Lease Corp., Ltd.	12,613	211,120
Lion Nathan Ltd.	12,132	99,201
Macquarie Airports	24,810	95,550
Macquarie Bank Ltd.	9,151	680,899
Macquarie Communications Infrastructure Group	8,875	47,897
Macquarie Goodman Group	52,139	318,649
Macquarie Infrastructure Group	96,251	268,335
Macquarie Office Trust	40,555	56,188
Mirvac Group	33,418	162,345
Multiplex Group	12,801	56,891
National Australia Bank Ltd.	55,215	1,940,877
Newcrest Mining Ltd.	16,691	413,536
Onesteel Ltd.	19,708	121,155
Orica Ltd.	11,848	315,251
Origin Energy Ltd.	34,017	312,045
Pacific Brands Ltd.	8,016	22,139
Paladin Resources Ltd.*	15,203	103,560
Paperlinx Ltd.	8,341	22,426
Perpetual Ltd.	1,300	84,117
Publishing & Broadcasting Ltd.	16,216	282,734
Qantas Airways Ltd.	28,624	141,482
QBE Insurance Group Ltd.	29,818	891,563
Rio Tinto Ltd.	10,217	986,493

Santos Ltd.	22,219	298,330
Sonic Healthcare Ltd.	9,366	129,370
Stockland* (a)	1,523	12,041
Stockland (a)	51,758	412,371
Suncorp Metway Ltd.	33,363	599,851
Symbion Health Ltd.	22,896	84,482
TABCORP Holding Ltd.	19,194	258,507
Tattersall's Ltd.	31,041	109,614
Telstra Corp., Ltd.	101,724	392,848
Telstra Corp., Ltd. (Installment Receipt)	46,882	118,681
Toll Holdings Ltd.	18,776	217,810
Transurban Group	39,952	258,244
Wesfarmers Ltd.	13,748	513,978
Westfield Group	60,843	1,168,790
Westpac Banking Corp., Ltd.	65,124	1,643,110
Woodside Petroleum Ltd.	17,063	763,405
Woolworths Ltd.	41,490	1,091,643
WorleyParsons Ltd.	5,139	192,375
Zinifex Ltd.	15,151	236,054

(Cost $14,242,569)		32,329,710
Austria 0.6%
Andritz AG	1,080	74,621
BWIN Interactive Entertainment AG*	560	13,355
Erste Bank der oesterreichischen Sparkassen AG	6,724	512,053
Flughafen Wien AG	250	25,811
Immoeast AG*	13,270	144,878
Immofinanz Immobilien Anlagen AG*	16,045	200,648
Mayr-Melnhof Karton AG	300	33,200
Meinl European Land Ltd.*	10,913	156,061
Oesterreichische Elektrizititaetswirtschafts AG "A"	2,790	160,311
OMV AG	5,930	395,624
Raiffeisen International Bank-Holding AG	1,210	176,598
RHI AG*	560	25,749
Telekom Austria AG	12,397	324,669
Voestalpine AG	3,800	327,958
Wiener Staedtische Versicherung AG	830	58,035
Wienerberger AG	2,560	160,293

(Cost $1,696,180)		2,789,864
Belgium 1.1%
Agfa Gevaert NV	4,004	77,082
Barco NV	214	18,428
Bekaert NV	369	49,436
Belgacom SA	5,610	260,129
Cofinimmo	119	21,040
Colruyt NV	515	108,784
Compagnie Maritime Belge SA	830	61,547
Delhaize Group	2,975	284,864
Dexia	18,975	574,135
Euronav SA	830	26,098
Fortis	41,951	1,234,382
Groupe Bruxelles Lambert SA	2,924	354,674
InBev NV	6,378	579,522
KBC Groep NV	6,196	851,764
Mobistar SA	744	65,051

Omega Pharma SA	424	37,268
SA D'Ieteren NV	90	40,209
Solvay SA	2,266	328,635
UCB SA	4,084	241,206
Umicore	935	223,242

(Cost $3,065,091)		5,437,496
Bermuda 0.1%
Frontline Ltd.	1,700	83,534
SeaDrill Ltd.*	9,100	204,422

(Cost $165,638)		287,956
China 0.1%
Shui On Land Ltd.	41,000	49,721
Tencent Holdings Ltd.	28,000	181,096
Tingyi (Cayman Islands) Holding Corp.	44,000	67,553

(Cost $209,364)		298,370
Denmark 0.9%
A P Moller-Maersk AS "B"	38	522,073
Bang & Olufsen AS "B"	261	29,474
Carlsberg AS "B"	1,350	184,297
Coloplast AS "B"	812	77,226
Dampskibsselskabet Torm AS	870	35,574
Danisco AS	1,826	142,055
Danske Bank AS	16,134	657,036
DSV AS	6,480	152,844
FLSmidth & Co. AS "B"	1,962	208,467
GN Store Nord AS*	7,253	73,595
H. Lundbeck AS	1,617	43,946
Jyske Bank AS (Registered)*	2,177	169,806
NKT Holding AS	557	62,459
Novo Nordisk AS "B"	8,337	1,008,642
Novozymes AS "B"	1,768	222,941
Ostasiatiske Kompagni	461	34,451
Sydbank AS	1,965	85,841
Topdanmark AS*	613	101,163
Trygvesta AS	910	72,909
Vestas Wind Systems AS*	6,374	503,801
William Demant Holding AS*	765	67,808

(Cost $1,641,264)		4,456,408
Finland 1.9%
Amer Sports Oyj	2,100	48,644
Cargotec Corp. "B"	1,200	58,916
Elisa Oyj "A"	5,062	157,230
Fortum Oyj	15,326	562,173
KCI Konecranes Oyj	900	36,207
Kesko Oyj "B"	2,834	188,093
Kone Oyj "B"	3,008	219,186
Metso Oyj	4,724	325,384
Neste Oil Oyj	5,123	187,340
Nokia Oyj	142,224	5,380,977
Nokian Renkaat Oyj	3,100	121,367
Oko Bank "A"	2,300	47,539
Orion Oyj "B"	2,200	55,872

Outokumpu Oyj	4,200	150,660
Rautaruukki Oyj	2,400	145,176
Sampo Oyj "A"	15,226	464,433
SanomaWSOY Oyj	1,621	50,347
Stora Enso Oyj "R"	21,206	412,734
TietoEnator Oyj	2,240	50,228
UPM-Kymmene Oyj	19,537	472,131
Uponor Oyj	1,800	55,827
Wartsila Oyj "B"	2,302	157,595
YIT Oyj	3,400	100,764

(Cost $4,060,449)		9,448,823
France 9.4%
Accor SA	6,484	575,123
Aeroports de Paris	976	112,457
Air France	4,622	169,695
Air Liquide SA	8,570	1,145,853
Alcatel-Lucent	79,583	817,871
Alstom	3,691	750,439
Atos Origin SA*	2,155	125,362
Axa	54,665	2,438,180
BNP Paribas	28,731	3,140,078
Bouygues SA	7,652	659,322
Business Objects SA*	2,823	126,124
Cap Gemini SA	5,045	310,586
Carrefour SA	20,985	1,469,927
Casino Guichard-Perrachon SA	1,216	127,437
CNP Assurances	1,552	198,413
Compagnie de Saint-Gobain	11,658	1,213,944
Compagnie Generale des Etablissements Michelin "B"	5,151	692,365
Credit Agricole SA	22,178	854,690
Dassault Systemes SA	1,772	116,204
Essilor International SA	6,836	428,693
France Telecom SA	62,019	2,077,172
Gaz De France	6,289	326,556
Gecina SA	556	94,274
Groupe Danone	15,598	1,227,611
Hermes International	2,448	275,459
Imerys SA	1,022	93,235
Klepierre	2,781	159,394
L'Oreal SA	8,840	1,159,540
Lafarge SA	5,306	821,240
Lagardere S.C.A.	4,416	375,625
LVMH Moet- Hennessy Louis Vuitton SA	8,430	1,009,788
M6 Metropole Television	416	12,083
Neopost SA	943	133,071
PagesJaunes SA	3,445	70,756
Pernod Ricard SA	3,112	679,031
PPR	2,792	524,906
PSA Peugeot Citroen	4,944	407,996
Publicis Groupe	5,334	219,194
Renault SA	6,555	948,716
Safran SA	5,325	128,539
Sanofi-Aventis	35,396	3,000,708
Schneider Electric SA	7,646	965,135

SCOR	5,089	136,221
Societe BIC SA	1,073	91,931
Societe des Autoroutes Paris-Rhin-Rhone	559	58,712
Societe Generale	12,847	2,153,011
Societe Television Francaise 1	4,061	109,433
Sodexho Alliance SA	2,959	204,653
Suez SA	34,780	2,047,980
Suez SA VVPR Strip*	3,124	44
Technip SA	3,470	310,194
Thales SA	2,531	148,356
Thomson	7,043	107,181
Total SA	74,534	6,030,611
Unibail-Rodamco	2,654	682,336
Valeo SA	2,050	114,051
Vallourec SA	1,564	450,536
Veolia Environnement	12,282	1,056,079
Vinci SA	14,048	1,096,448
Vivendi	40,444	1,705,723
Zodiac SA	882	63,151

(Cost $26,402,331)		46,749,443
Germany 8.0%
Adidas AG	7,329	480,875
Allianz AG (Registered)	15,456	3,608,901
Arcandor AG*	2,059	68,855
Altana AG	2,377	57,301
BASF AG	17,344	2,393,776
Bayer AG	25,301	2,010,979
Beiersdorf AG	3,087	231,181
Bilfinger Berger AG	1,345	104,942
Celesio AG	2,931	184,689
Commerzbank AG	21,909	886,240
Continental AG	4,665	644,838
DaimlerChrysler AG (Registered)	31,704	3,193,413
Deutsche Bank AG (Registered) (b)	17,550	2,259,900
Deutsche Boerse AG	7,057	960,353
Deutsche Lufthansa AG (Registered)	7,209	207,265
Deutsche Post AG (Registered)	27,360	796,077
Deutsche Postbank AG	2,606	191,250
Deutsche Telekom AG (Registered)	98,754	1,939,862
Douglas Holdings AG	849	52,991
E.ON AG	21,588	3,992,637
Fresenius Medical Care AG & Co.	6,383	339,289
Heidelberger Druckmaschinen AG	1,322	57,861
Henkel KGaA	3,143	148,759
Hochtief AG	1,509	183,171
Hypo Real Estate Holding AG	4,620	262,864
Infineon Technologies AG*	27,075	465,769
IVG Immobilien AG	2,728	101,620
Linde AG	3,988	494,549
MAN AG	4,026	586,220
Merck KGaA	2,319	279,841
Metro AG	5,828	525,686
MLP AG	1,150	15,341
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,353	1,412,333

Premiere AG*	1,758	37,994
Puma AG	124	53,266
Rheinmetall AG	1,001	79,559
RWE AG	15,510	1,949,924
Salzgitter AG	1,505	295,300
SAP AG	30,976	1,813,688
Siemens AG (Registered)	29,481	4,050,743
Solarworld AG	2,432	139,876
Suedzucker AG	1,245	24,987
ThyssenKrupp AG	12,112	770,265
TUI AG*	6,799	182,303
Volkswagen AG	5,532	1,249,914
Wincor Nixdorf AG	842	69,603

(Cost $20,103,976)		39,857,050
Gibraltar 0.0%
PartyGaming PLC* (Cost $54,079)	22,387	12,564
Greece 0.8%
Alpha Bank AE	13,633	473,848
Coca-Cola Hellenic Bottling Co. SA	3,910	225,625
Cosmote Mobile Telelcommunications SA	4,190	143,695
EFG Eurobank Ergasias	11,441	401,212
Hellenic Exchanges Holding SA	1,410	45,088
Hellenic Petroleum SA	3,920	62,587
Hellenic Technodomiki SA	3,910	52,190
Hellenic Telecommunications Organization SA	13,030	482,320
Motor Oil (Hellas) Corinth Refineries SA	510	13,508
National Bank of Greece SA	14,207	902,361
OPAP SA	7,969	309,158
Piraeus Bank SA	11,325	403,927
Public Power Corp. (PPC)	3,486	137,968
Titan Cement Co. SA	2,040	105,391
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	54,104

(Cost $1,861,815)		3,812,982
Hong Kong 2.0%
ASM Pacific Technology Ltd.	5,000	44,328
Bank of East Asia Ltd.	48,483	272,730
Belle International Holdings Ltd.	70,000	92,028
BOC Hong Kong (Holdings) Ltd.	132,000	332,986
Cathay Pacific Airways Ltd.	44,000	120,157
Cheung Kong (Holdings) Ltd.	53,000	868,085
Cheung Kong Infrastrucure Holdings Ltd.	10,000	37,534
CLP Holdings Ltd.	47,600	327,365
Esprit Holdings Ltd.	36,815	580,476
Foxconn International Holdings Ltd.*	78,000	212,861
Giordano International Ltd.	26,000	12,560
Hang Lung Properties Ltd.	75,000	332,366
Hang Seng Bank Ltd.	27,500	487,210
Henderson Land Development Co., Ltd.	33,000	260,411
Hong Kong & China Gas Co., Ltd.	129,675	302,344
Hong Kong Electric Holding Ltd.	49,500	257,394
Hong Kong Exchanges & Clearing Ltd.	38,000	1,161,604
Hopewell Holdings Ltd.	25,000	119,169
Hutchison Telecommunications International Ltd.	42,000	58,166

Hutchison Whampoa Ltd.	75,100	803,495
Hysan Development Co., Ltd.	13,660	37,746
Johnson Electric Holdings Ltd.	36,000	18,744
Kerry Properties Ltd.	16,352	124,430
Kingboard Chemical Holdings Ltd.	16,900	107,425
Li & Fung Ltd.	79,120	334,919
Link (REIT)	69,500	151,957
Melco International Development Ltd.	17,000	31,931
MTR Corp., Ltd.	45,403	134,822
New World Development Co., Ltd.	87,036	241,502
Orient Overseas International Ltd.	5,900	56,183
PCCW Ltd.	139,443	91,917
Shangri-La Asia Ltd.	44,499	150,214
Shun Tak Holdings Ltd.	18,000	28,883
Sino Land Co., Ltd.	40,971	101,680
Sun Hung Kai Properties Ltd.	48,297	807,003
Swire Pacific Ltd. "A"	30,000	363,619
Techtronic Industries Co., Ltd.	30,000	34,226
Television Broadcasts Ltd.	9,000	54,062
Wharf Holdings Ltd.	46,102	227,195
Wing Hang Bank Ltd.	5,000	57,357
Yue Yuen Industrial (Holdings) Ltd.	21,000	62,746

(Cost $5,306,015)		9,901,830
Ireland 0.8%
Allied Irish Banks PLC	31,005	750,499
Bank of Ireland PLC (a)	25,729	478,115
Bank of Ireland PLC (a)	8,280	153,303
C&C Group PLC	13,073	108,053
CRH PLC	18,788	744,776
DCC PLC	2,974	87,787
Depfa Bank PLC	10,343	214,124
Elan Corp. PLC*	17,774	373,870
Experian Group Ltd.	36,994	391,335
Grafton Group PLC (Units)*	6,932	77,638
Greencore Group PLC	4,345	28,252
IAWS Group PLC	3,475	77,247
Independent News & Media PLC	19,065	70,881
Irish Life & Permanent PLC	9,885	219,033
Kerry Group PLC "A"	4,107	121,782
Kingspan Group PLC	4,034	88,443
Paddy Power PLC	1,301	45,597
Ryanair Holdings PLC*	10,294	73,330

(Cost $2,944,298)		4,104,065
Italy 3.7%
Alleanza Assicurazioni SpA	15,390	204,794
Assicurazioni Generali SpA	36,784	1,620,427
Autogrill SpA	3,093	59,660
Autostrade SpA	9,427	318,150
Banca Monte dei Paschi di Siena SpA	33,891	207,615
Banca Popolare di Milano Scarl	14,402	213,030
Banco Popolare Scarl*	21,966	491,799
Bulgari SpA	3,349	52,803
Capitalia SpA	59,957	572,437
Enel SpA	150,737	1,703,855

Eni SpA	90,248	3,332,432
Fiat SpA	25,125	759,852
Finmeccanica SpA	10,294	299,873
Fondiaria-Sai SpA	2,010	94,328
Intesa Sanpaolo	265,755	2,050,869
Intesa Sanpaolo (RNC)	34,089	249,481
Italcementi SpA	2,001	44,321
Lottomatica SpA	2,109	76,328
Luxottica Group SpA	4,890	166,032
Mediaset SpA	26,726	275,514
Mediobanca SpA	17,703	386,615
Mediolanum SpA	6,085	43,016
Mondadori (Arnoldo) Editore SpA	3,666	35,494
Parmalat SpA	49,569	175,996
Pirelli & C. SpA*	84,527	101,847
SeatPagine Gialle SpA	129,754	72,193
Snam Rete Gas SpA	33,626	209,319
Telecom Italia SpA	375,253	1,138,880
Telecom Italia SpA (Saving Shares)	197,928	477,083
Terna SpA	33,898	125,272
UniCredito Italiano SpA	271,279	2,319,231
Unione di Banche Italiane SCPA	20,274	544,076

(Cost $11,106,482)		18,422,622
Japan 20.2%
Access Co., Ltd.*	3	9,886
ACOM Co., Ltd.	2,300	51,041
Aderans Co., Ltd.	1,900	39,716
Advantest Corp.	5,300	164,724
AEON Co., Ltd.	22,600	318,411
AEON Credit Services Co., Ltd.	2,730	29,244
AEON Mall Co., Ltd.	1,100	33,579
Aiful Corp.	1,950	30,475
Aisin Seiki Co., Ltd.	6,700	267,822
Ajinomoto Co., Inc.	23,000	287,481
Alfresa Holdings Corp.	1,000	63,723
All Nippon Airways Co., Ltd.	25,000	97,476
Alps Electric Co., Ltd.	6,000	71,885
Amada Co., Ltd.	15,000	167,555
Aoyama Trading Co., Ltd.	2,200	55,746
Asahi Breweries Ltd.	16,100	245,028
Asahi Glass Co., Ltd.	33,000	442,736
Asahi Kasei Corp.	43,000	346,334
Asatsu-DK, Inc.	1,100	35,436
ASICS Corp.	3,000	46,221
Astellas Pharma, Inc.	19,200	918,352
Autobacs Seven Co., Ltd.	1,100	28,532
Bank of Yokohama Ltd.	45,000	309,355
Benesse Corp.	2,200	84,040
Bridgestone Corp.	22,600	497,652
Canon Marketing Japan, Inc.	2,000	39,992
Canon, Inc.	37,100	2,009,710
Casio Computer Co., Ltd.	9,200	131,848
Central Glass Co., Ltd.	9,000	45,236
Central Japan Railway Co.	57	604,371

Chiyoda Corp.	5,000	89,634
Chubu Electric Power Co., Inc.	22,800	589,279
Chugai Pharmaceutical Co., Ltd.	8,000	131,862
Citizen Holdings Co., Ltd.	9,300	93,390
COMSYS Holdings Corp.	3,000	32,811
Credit Saison Co., Ltd.	6,300	161,884
CSK Holdings Corp.	2,100	81,868
Dai Nippon Printing Co., Ltd.	23,000	327,887
Daicel Chemical Industries Ltd.	6,000	47,322
Daido Steel Co., Ltd.	8,000	67,806
Daiichi Sankyo Co., Ltd.	25,200	755,463
Daikin Industries Ltd.	9,600	460,509
Dainippon Ink & Chemical, Inc.	21,000	92,720
Dainippon Screen Manufacturing Co., Ltd.	5,000	30,008
Daito Trust Construction Co., Ltd.	2,700	129,715
Daiwa House Industry Co., Ltd.	18,000	233,943
Daiwa Securities Group, Inc.	49,000	464,985
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	95,115
Denso Corp.	17,600	660,624
DENTSU, Inc.	69	195,532
Dowa Holdings Co., Ltd.	9,000	113,278
eAccess Ltd.	30	16,622
East Japan Railway Co.	121	953,540
Ebara Corp.	8,000	36,833
EDION Corp.	1,000	11,127
Eisai Co., Ltd.	8,900	420,194
Electric Power Development Co., Ltd.	4,700	182,665
Elpida Memory, Inc.*	2,400	87,733
FamilyMart Co., Ltd.	2,300	59,897
FANUC Ltd.	6,900	702,029
Fast Retailing Co., Ltd.	1,900	109,474
Fuji Electric Holdings Co., Ltd.	13,000	57,836
Fuji Television Network, Inc.	21	42,153
Fujifilm Holdings Corp.	17,600	809,004
Fujikura Ltd.	10,000	63,054
Fujitsu Ltd.	66,000	464,503
Fukuoka Financial Group, Inc.*	17,000	99,150
Glory Ltd.	1,100	34,887
Hakuhodo Dy Holdings, Inc.	500	35,090
Hankyu Department Stores, Inc.	2,000	16,479
Hankyu Hanshin Holdings, Inc.	47,200	240,667
Haseko Corp.*	28,000	66,676
Hikari Tsushin, Inc.	500	13,642
Hino Motors Ltd.	6,000	45,811
Hirose Electric Co., Ltd.	900	109,182
Hitachi Chemical Co., Ltd.	3,400	70,119
Hitachi Construction Machinery Co., Ltd.	2,700	107,366
Hitachi High-Technologies Corp.	1,000	22,834
Hitachi Ltd.	120,000	796,445
Hokkaido Electric Power Co., Inc.	4,800	103,671
Hokugin Financial Group, Inc.	31,000	87,295
Honda Motor Co., Ltd.	54,600	1,826,010
House Food Corp.	3,000	52,327
Hoya Corp.	14,100	479,556
IBIDEN Co., Ltd.	3,900	328,376

Idemitsu Kosan Co., Ltd.	1,000	112,064
INPEX Holdings, Inc.	32	327,474
Isetan Co., Ltd.	7,700	103,863
Ishikawajima-Harima Heavy Industries Co., Ltd.	50,000	156,367
ITO EN Ltd.	1,600	38,929
Itochu Corp.	55,000	666,130
Itochu Techno-Solutions Corp.	800	28,172
J. Front Retailing Co., Ltd.*	12,600	123,954
JAFCO Co., Ltd.	600	22,131
Japan Airlines Corp.*	19,000	41,167
Japan Petroleum Exploration Co., Ltd.	500	37,036
Japan Prime Realty Investment Corp. (REIT)	10	41,395
Japan Real Estate Investment Corp. (REIT)	16	192,017
Japan Retail Fund Investment Corp. (REIT)	12	104,357
Japan Steel Works Ltd.	10,000	164,888
Japan Tobacco, Inc.	161	884,477
JFE Holdings, Inc.	20,425	1,439,475
JGC Corp.	6,000	115,456
JS Group Corp.	9,348	162,406
JSR Corp.	7,200	175,879
JTEKT Corp.	7,100	124,475
Jupiter Telecommunications Co., Ltd.*	39	30,220
Kajima Corp.	33,000	113,023
Kamigumi Co., Ltd.	6,000	50,253
Kaneka Corp.	8,000	67,054
Kansai Electric Power Co., Inc.	27,800	633,919
Kansai Paint Co., Ltd.	5,000	38,260
Kao Corp.	19,000	566,155
Kawasaki Heavy Industries Ltd.	51,000	199,319
Kawasaki Kisen Kaisha Ltd.	21,000	307,562
KDDI Corp.	84	621,527
Keihin Electric Express Railway Co., Ltd.	12,000	77,654
Keio Corp.	16,000	99,565
Keisei Electric Railway Co., Ltd.	5,000	27,715
Keyence Corp.	1,370	303,363
Kikkoman Corp.	6,000	90,509
Kinden Corp.	6,000	54,683
Kintetsu Corp.	43,900	136,286
Kirin Holdings Co., Ltd.	29,000	382,754
Kobe Steel Ltd.	97,000	360,237
Kokuyo Corp.	3,000	31,187
Komatsu Ltd.	32,200	1,074,864
Komori Corp.	2,000	48,915
Konami Co., Ltd.	3,200	87,368
Konica Minolta Holdings, Inc.	17,000	287,426
Kubota Corp.	42,000	343,943
Kuraray Co., Ltd.	15,000	189,549
Kurita Water Industries Ltd.	4,400	148,523
Kyocera Corp.	5,900	551,310
Kyowa Hakko Kogyo Co., Ltd.	10,000	102,606
Kyushu Electric Power Co.	13,200	348,956
Lawson, Inc.	1,900	59,950
Leopalace21 Corp.	5,000	164,184
Mabuchi Motor Co., Ltd.	1,200	78,076
Makita Corp.	4,000	174,110

Marubeni Corp.	59,000	537,507
Marui Co., Ltd.	10,400	114,580
Matsui Securities Co., Ltd.	1,900	14,510
Matsumotokiyoshi Co., Ltd.	2,100	38,850
Matsushita Electric Industrial Co., Ltd.	69,614	1,299,944
Matsushita Electric Works Ltd.	11,000	132,255
Mediceo Patac Holdings Co., Ltd.	5,100	77,856
Meiji Dairies Corp.	8,000	45,123
Meiji Seika Kaisha Ltd.	12,000	60,333
Meitec Corp.	1,100	32,229
Millea Holdings, Inc.	25,500	1,023,319
Minebea Co., Ltd.	8,000	54,549
Mitsubishi Chemical Holdings Corp.	44,000	381,384
Mitsubishi Corp.	47,900	1,505,608
Mitsubishi Electric Corp.	69,000	861,718
Mitsubishi Estate Co., Ltd.	41,000	1,167,650
Mitsubishi Gas Chemical Co., Inc.	17,000	156,944
Mitsubishi Heavy Industries Ltd.	116,000	753,505
Mitsubishi Logistics Corp.	5,000	70,153
Mitsubishi Materials Corp.	45,000	279,640
Mitsubishi Rayon Co., Ltd.	17,000	119,937
Mitsubishi UFJ Financial Group, Inc.	281	2,552,432
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	32,996
Mitsubishi UFJ Securities Co., Ltd.	7,000	61,307
Mitsui & Co., Ltd.	60,000	1,456,126
Mitsui Chemicals, Inc.	24,000	237,243
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	112,585
Mitsui Fudosan Co., Ltd.	29,000	800,585
Mitsui Mining & Smelting Co., Ltd.	19,000	81,506
Mitsui O.S.K. Lines Ltd.	39,000	631,591
Mitsui Sumitomo Insurance Co., Ltd.	43,260	506,085
Mitsui Trust Holdings, Inc.	26,100	202,626
Mitsukoshi Ltd.	13,000	58,972
Mitsumi Electric Co., Ltd.	2,000	81,433
Mizuho Financial Group, Inc.	340	1,926,839
Murata Manufacturing Co., Ltd.	7,800	559,811
Namco Bandai Holdings, Inc.	9,050	131,143
NEC Corp.	70,000	338,577
NEC Electronics Corp.*	1,800	51,483
NGK Insulators Ltd.	10,000	321,457
NGK Spark Plug Co., Ltd.	6,000	92,717
NHK Spring Co., Ltd.	3,000	22,883
Nichirei Corp.	9,000	41,206
Nidec Corp.	4,000	280,490
Nikko Cordial Corp.	13,900	174,293
Nikon Corp.	11,000	375,977
Nintendo Co., Ltd.	3,500	1,811,846
Nippon Building Fund, Inc. (REIT)	16	232,437
Nippon Electric Glass Co., Ltd.	10,000	160,429
Nippon Express Co., Ltd.	25,000	123,920
Nippon Meat Packers, Inc.	5,000	55,545
Nippon Mining Holdings, Inc.	31,000	310,312
Nippon Oil Corp.	45,000	415,685
Nippon Paper Group, Inc.	29	89,569
Nippon Sheet Glass Co., Ltd.	16,000	97,322

Nippon Shokubai Co., Ltd.	2,000	19,431
Nippon Steel Corp.	204,000	1,460,766
Nippon Telegraph & Telephone Corp.	171	797,943
Nippon Yusen Kabushiki Kaisha	40,000	388,887
Nishi-Nippon City Bank Ltd.	16,000	44,814
Nishimatsu Construction Co., Ltd.	5,000	15,074
Nissan Chemical Industries Ltd.	4,000	49,283
Nissan Motor Co., Ltd.	80,600	802,323
Nisshin Seifun Group, Inc.	5,000	47,038
Nisshin Steel Co., Ltd.	29,000	129,956
Nisshinbo Industries	3,000	41,524
Nissin Food Products Co., Ltd.	3,600	128,351
Nitori Co., Ltd.	700	33,057
Nitto Denko Corp.	6,100	283,013
NOK Corp.	3,300	70,290
Nomura Holdings, Inc.	62,500	1,040,174
Nomura Real Estate Holdings, Inc.	1,000	29,113
Nomura Real Estate Office Fund, Inc. (REIT)	6	62,390
Nomura Research Institute Ltd.	3,800	128,991
NSK Ltd.	18,000	157,655
NTN Corp.	13,000	115,662
NTT Data Corp.	50	222,332
NTT DoCoMo, Inc.	572	812,649
NTT Urban Development Corp.	25	51,506
Obayashi Corp.	21,000	96,932
Obic Co., Ltd.	200	38,706
Odakyu Electric Railway Co., Ltd.	25,000	161,019
Oji Paper Co., Ltd.	25,000	120,850
Oki Electric Industry Co., Ltd.*	15,000	25,861
OKUMA Corp.	3,000	43,430
Okumura Corp.	1,000	5,088
Olympus Corp.	8,000	327,987
Omron Corp.	6,400	168,514
Onward Kashiyama Co.	4,000	40,355
Oracle Corp.	1,100	50,263
Oriental Land Co., Ltd.	1,800	104,383
ORIX Corp.	3,240	732,830
Osaka Gas Co.	66,000	231,274
OSG Corp.	1,000	10,368
Otsuka Corp.	300	29,391
Park24 Co., Ltd.	1,400	12,595
Pioneer Corp.	5,400	66,252
Promise Co., Ltd.	2,700	65,619
Q.P. Corp.	2,000	18,274
Rakuten, Inc.	236	92,227
Resona Holdings, Inc.	209	357,029
Ricoh Co., Ltd.	24,000	505,332
ROHM Co., Ltd.	3,900	343,904
Ryohin Keikaku Co., Ltd.	400	22,973
Sanken Electric Co., Ltd.	2,000	9,765
Sankyo Co., Ltd.	1,300	52,546
Santen Pharmaceutical Co., Ltd.	2,000	49,991
Sanyo Electric Co., Ltd.*	50,000	82,211
Sapporo Hokuyo Holdings, Inc.	8	79,147
Sapporo Holdings Ltd.	5,000	32,937

SBI E*Trade Securities Co., Ltd.	48	45,385
SBI Holdings, Inc.	371	96,845
Secom Co., Ltd.	7,300	350,468
Sega Sammy Holdings, Inc.	6,000	79,713
Seiko Epson Corp.	3,300	81,633
Seino Holdings Co., Ltd.	4,000	36,903
Sekisui Chemical Co., Ltd.	14,000	102,486
Sekisui House Ltd.	19,000	238,771
Seven & I Holdings Co., Ltd.	29,400	756,748
Sharp Corp.	36,000	650,640
Shimachu Co., Ltd.	700	18,464
Shimamura Co., Ltd.	1,000	93,349
Shimano, Inc.	2,500	87,320
Shimizu Corp.	18,000	97,572
Shin-Etsu Chemical Co., Ltd.	14,600	1,004,375
Shinko Electric Industries Co., Ltd.	1,000	22,012
Shinko Securities Co., Ltd.	12,000	55,330
Shinsei Bank Ltd.	55,000	172,668
Shionogi & Co., Ltd.	9,000	138,524
Shiseido Co., Ltd.	13,000	288,089
Showa Denko KK	34,000	128,303
Showa Shell Sekiyu KK	5,000	64,029
SMC Corp.	2,200	300,475
Softbank Corp.	26,800	492,149
Sojitz Corp.	26,400	114,836
Sompo Japan Insurance, Inc.	30,000	342,516
Sony Corp.	35,100	1,687,825
Stanley Electric Co., Ltd.	4,700	112,800
Sumco Corp.	4,600	186,361
Sumitomo Bakelite Co., Ltd.	2,000	11,460
Sumitomo Chemical Co., Ltd.	59,000	504,529
Sumitomo Corp.	38,000	733,813
Sumitomo Electric Industries Ltd.	26,500	421,361
Sumitomo Heavy Industries Ltd.	20,000	257,386
Sumitomo Metal Industries Ltd.	141,000	816,301
Sumitomo Metal Mining Co., Ltd.	19,000	457,509
Sumitomo Mitsui Financial Group, Inc.	230	1,782,539
Sumitomo Osaka Cement Co., Ltd.	12,000	29,481
Sumitomo Realty & Development Co., Ltd.	14,000	489,835
Sumitomo Rubber Industries Ltd.	6,600	82,815
Sumitomo Titanium Corp.	400	34,599
Suzuken Co., Ltd.	1,900	63,863
T&D Holdings, Inc.	6,800	416,280
Taiheiyo Cement Corp.	29,000	109,925
Taisei Corp.	29,000	83,795
Taisho Pharmaceutical Co., Ltd.	5,000	98,297
Taiyo Nippon Sanso Corp.	6,000	53,725
Taiyo Yuden Co., Ltd.	4,000	78,953
Takara Holdings, Inc.	4,000	23,508
Takashimaya Co., Ltd.	13,000	143,881
Takeda Pharmaceutical Co., Ltd.	29,600	2,078,120
Takefuji Corp.	3,900	77,263
Tanabe Seiyaku Co., Ltd.	8,000	100,738
TDK Corp.	4,700	411,953
Teijin Ltd.	30,000	145,989

Terumo Corp.	6,300	317,151
The 77 Bank Ltd.	8,000	53,796
The Bank of Kyoto Ltd.	10,000	120,635
The Chiba Bank Ltd.	26,000	199,999
The Furukawa Electric Co., Ltd.	24,000	116,949
The Goodwill Group, Inc.*	67	12,539
The Gunma Bank Ltd.	10,000	66,458
The Hachijuni Bank Ltd.	13,258	95,053
The Hiroshima Bank Ltd.	12,000	65,286
The Joyo Bank Ltd.	28,000	155,459
The Shizuoka Bank Ltd.	19,000	183,999
The Sumitomo Trust & Banking Co., Ltd.	46,000	346,639
The Suruga Bank Ltd.	6,000	73,103
THK Co., Ltd.	3,300	69,418
TIS, Inc.	1,000	19,430
Tobu Railway Co., Ltd.	24,000	112,543
Toda Corp.	6,000	31,578
Toho Co., Ltd.	4,300	84,943
Toho Titanium Co., Ltd.	1,000	36,504
Tohoku Electric Power Co., Inc.	14,800	315,890
Tokuyama Corp.	8,000	121,006
Tokyo Broadcasting System, Inc.	1,800	50,269
Tokyo Electric Power Co.	42,900	1,081,217
Tokyo Electron Ltd.	6,300	397,477
Tokyo Gas Co., Ltd.	84,000	390,042
Tokyo Seimitsu Co., Ltd.	600	12,417
Tokyo Steel Manufacturing Co., Ltd.	4,400	68,118
Tokyo Tatemono Co., Ltd.	12,000	152,265
Tokyu Corp.	39,000	254,199
Tokyu Land Corp.	16,000	159,712
TonenGeneral Sekiyu K.K.	9,000	90,255
Toppan Printing Co., Ltd.	20,000	205,409
Toray Industries, Inc.	48,000	379,506
Toshiba Corp.	108,000	1,003,763
Tosoh Corp.	15,000	96,750
TOTO Ltd.	10,000	72,413
Toyo Seikan Kaisha Ltd.	5,000	94,012
Toyo Suisan Kaisha Ltd.	2,000	37,552
Toyobo Co., Ltd.	20,000	46,675
Toyoda Gosei Co., Ltd.	1,300	46,861
Toyota Boshoku Corp.	1,000	33,619
Toyota Industries Corp.	6,700	287,498
Toyota Motor Corp.	93,200	5,455,925
Toyota Tsusho Corp.	8,600	227,530
Trend Micro, Inc.	4,000	172,517
Ube Industries Ltd.	29,000	102,369
Uni-Charm Co.	1,400	85,747
UNY Co., Ltd.	5,000	43,505
Ushio, Inc.	4,000	72,495
USS Co., Ltd.	800	52,521
Wacoal Holdings Corp.	4,000	49,005
West Japan Railway Corp.	60	285,983
Yahoo Japan Corp.	560	211,571
Yakult Honsha Co., Ltd.	3,000	68,227
Yamada Denki Co., Ltd.	3,100	305,964

Yamaha Corp.	5,000	111,846
Yamaha Motor Co., Ltd.	6,000	152,284
Yamato Holdings Co., Ltd.	13,000	194,687
Yamazaki Baking Co., Ltd.	5,000	37,481
Yaskawa Electric Corp.	5,000	61,961
Yokogawa Electric Corp.	6,000	72,916
ZEON Corp.	4,000	39,251

(Cost $71,892,268)		100,578,622
Luxembourg 0.5%
ArcelorMittal	30,926	2,434,619
Stolt-Nielsen SA	1,200	35,605

(Cost $1,037,747)		2,470,224
Netherlands 5.5%
ABN AMRO Holding NV	62,875	3,301,640
Aegon NV	51,172	979,021
Akzo Nobel NV	9,580	789,028
ASML Holding NV*	16,028	531,889
Corio NV	1,310	111,797
Corporate Express	3,658	39,931
European Aeronautic Defence & Space Co.	12,039	369,834
Fugro NV (CVA)	1,906	154,622
Hagemeyer NV	16,460	75,972
Heineken NV	8,740	573,469
ING Groep NV (CVA)	64,974	2,881,363
James Hardie Industries NV	11,685	73,669
Koninklijke (Royal) KPN NV	65,550	1,138,216
Koninklijke (Royal) Philips Electronics NV	39,795	1,794,244
Koninklijke Ahold NV*	44,369	670,532
Koninklijke Ahold NV (ADR)*	2,575	38,754
Koninklijke DSM NV	4,630	249,891
Oce NV	1,840	38,674
QIAGEN NV*	5,029	97,060
Randstad Holdings NV	1,773	95,844
Reed Elsevier NV	23,413	444,698
Royal Dutch Shell PLC "A"	126,871	5,221,381
Royal Dutch Shell PLC "B"	94,503	3,876,101
Royal Numico NV	6,100	473,023
SBM Offshore NV	4,602	180,816
STMicroelectronics NV	24,790	416,403
TNT NV	14,200	594,932
Unilever NV (CVA)	58,520	1,805,020
Vedior NV	5,978	131,530
Wereldhave NV	579	69,680
Wolters Kluwer NV	10,029	297,744

(Cost $16,393,060)		27,516,778
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	79,550
Contact Energy Ltd.	10,746	74,626
Fisher & Paykel Appliances Holdings Ltd.	4,480	12,069
Fisher & Paykel Corp., Ltd.	18,285	45,702
Fletcher Building Ltd.	17,031	163,544
Kiwi Income Property Trust	23,532	25,832
Sky City Entertainment Group Ltd.	17,085	67,409

Sky Network Television Ltd.	4,696	20,482
Telecom Corp. of New Zealand Ltd.	65,416	220,790
Vector Ltd.	3,419	6,342

(Cost $414,801)		716,346
Norway 1.0%
Aker Kvaerner ASA	6,250	198,891
Det Norske Oljeselskap ASA*	17,000	35,284
DNB NOR ASA	27,050	414,691
Marine Harvest*	62,700	79,851
Norsk Hydro ASA	24,550	1,066,541
Norske Skogindustrier ASA	5,071	54,470
Ocean Rig ASA*	3,100	22,959
Orkla ASA	30,070	537,681
Petroleum Geo-Services ASA	5,950	170,423
Prosafe ASA	6,750	120,046
Renewable Energy Corp. AS*	5,200	239,398
Schibsted ASA	1,200	63,342
Statoil ASA	22,750	774,810
Storebrand ASA	8,450	131,860
Tandberg ASA	3,600	86,782
Telenor ASA*	29,300	586,460
TGS Nopec Geophysical Co. ASA*	2,650	54,017
Tomra Systems ASA	5,300	38,269
Yara International ASA	7,300	230,627

(Cost $1,967,570)		4,906,402
Portugal 0.3%
Banco BPI SA (Registered)	6,869	57,743
Banco Comercial Portugues SA	74,017	306,885
Banco Espirito Santo e Comercial de Lisboa SA	8,071	182,900
Brisa-Auto Estrada de Portugal SA	10,591	138,944
CIMPOR-Cimentos de Portugal	7,563	62,618
EDP - Energias de Portugal SA	71,647	418,667
Jeronimo Martins, SGPS, SA	7,940	48,690
Portugal Telecom, SGPS SA (Registered)	27,497	385,553
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	42,150
Sonae Industria-SGPS SA*	1,634	18,317
Sonae SGPS SA	24,104	62,492

(Cost $960,632)		1,724,959
Singapore 1.1%
Ascendas Real Estate Investment Trust (REIT)	36,750	67,371
Capitacommercial Trust (REIT)	41,000	78,106
Capitaland Ltd.	57,750	315,895
CapitaMall Trust (REIT)	41,300	108,055
Chartered Semiconductors Manufacturing Ltd.*	26,400	19,336
City Developments Ltd.	18,000	195,616
ComfortDelGro Corp., Ltd.	80,000	104,232
Cosco Corp., (Singapore) Ltd.	20,000	80,124
DBS Group Holdings Ltd.	40,513	586,503
Fraser and Neave Ltd.	33,300	127,343
Haw Par Corp., Ltd.	4,245	23,094
Jardine Cycle & Carriage Ltd.	5,890	73,055
Keppel Corp., Ltd.	39,500	381,294
Keppel Land Ltd.	13,000	72,405

Neptune Orient Lines Ltd.	20,000	71,347
Olam International Ltd.	7,000	14,734
Oversea-Chinese Banking Corp., Ltd.	84,008	501,744
Parkway Holdings Ltd.	18,450	52,482
SembCorp Industries Ltd.	29,449	127,602
SembCorp Marine Ltd.	26,600	82,389
Singapore Airlines Ltd.	18,670	233,293
Singapore Exchange Ltd.	32,000	276,562
Singapore Post Ltd.	28,000	22,955
Singapore Press Holdings Ltd.	58,758	170,616
Singapore Technologies Engineering Ltd.	55,000	143,910
Singapore Telecommunications Ltd.	277,301	748,030
Suntec Real Estate Investment Trust (REIT)	22,000	28,785
United Overseas Bank Ltd.	43,448	645,357
UOL Group Ltd.	16,544	57,689
Venture Corp., Ltd.	8,000	88,852
Wing Tai Holdings Ltd.	16,333	42,293

(Cost $2,727,711)		5,541,069
Spain 4.1%
Abertis Infraestructuras SA	8,450	264,253
Acciona SA	1,060	287,615
Acerinox SA	6,381	191,681
ACS, Actividades de Construccion y Servicios SA	7,593	418,184
Altadis SA	8,884	624,819
Antena 3 de Television SA*	2,383	44,040
Banco Bilbao Vizcaya Argentaria SA	129,979	3,044,226
Banco Popular Espanol SA	28,352	486,793
Banco Santander Central Hispano SA	216,577	4,191,578
Cintra Concesiones de Infraestructuras de Transporte SA	6,495	98,825
Ebro Puleva SA	2,061	42,258
Endesa SA	22,256	1,272,118
Fomento de Construcciones y Contratas SA	1,296	104,681
Gamesa Corporacion Tecnologica SA	5,372	219,481
Gas Natural SDG SA	4,208	237,441
Gestevision Telecinco SA	3,997	104,777
Grupo Ferrovial SA	1,974	166,885
Iberdrola SA (a)	24,146	1,414,892
Iberdrola SA (a)	8,077	470,487
Iberia Lineas Aereas de Espana SA	11,243	54,719
Indra Sistemas SA	3,458	93,609
Industria de Diseno Textil SA	7,828	526,766
Mapfre SA	17,228	77,820
Promotora de Informaciones SA (Prisa)	2,251	44,508
Repsol YPF SA	27,888	994,406
Sacyr Vallehermoso SA	3,290	114,888
Sociedad General de Aguas de Barcelona SA "A"	1,689	64,152
Sogecable SA*	1,251	45,433
Telefonica SA	154,572	4,329,827
Union Fenosa SA	3,621	214,121
Zardoya Otis SA	3,496	108,532
Zeltia SA*	3,554	38,692

(Cost $9,928,049)		20,392,507
Sweden 2.5%
Alfa Laval AB	2,300	147,953

Assa Abloy AB "B"	13,200	273,988
Atlas Copco AB "A"	23,426	405,368
Atlas Copco AB "B"	13,452	215,032
Axfood AB	500	16,865
Billerud AB	1,000	13,421
Boliden AB	10,200	217,014
Castellum AB	6,000	74,654
Electrolux AB "B"	9,285	196,469
Eniro AB	11,100	135,442
Fabege AB	5,790	68,882
Getinge AB "B"	6,600	159,858
Hennes & Mauritz AB "B"	16,500	1,045,265
Hoganas AB "B"	600	15,896
Holmen AB "B"	1,900	72,783
Husqvarna AB "B"	12,385	159,849
Lundin Petroleum AB*	4,600	52,941
Modern Times Group MTG AB "B"	1,700	109,953
Nordea Bank AB	71,214	1,240,014
OMX AB	3,100	134,399
Oriflame Cosmetics SA (SDR)	400	24,268
Sandvik AB	35,325	757,924
SAS AB*	1,500	26,876
Scania AB "B"	15,000	365,299
Securitas AB "B"	11,900	156,638
Securitas Direct AB "B"*	11,900	34,896
Securitas Systems AB "B"	11,900	43,894
Skandinaviska Enskilda Banken AB "A"	16,702	542,317
Skanska AB "B"	11,100	219,973
SKF AB "B"	13,700	288,627
SSAB Svenskt Stal AB "A"	6,562	242,761
SSAB Svenskt Stal AB "B"	937	31,975
Svenska Cellulosa AB "B"	21,498	400,916
Svenska Handelsbanken AB "A"	18,383	569,955
Swedish Match AB	10,265	213,426
Tele2 AB "B"	12,300	266,027
Telefonaktiebolaget LM Ericsson "B"	510,100	2,041,762
TeliSonera AB	78,630	709,711
Trelleborg AB "B"	2,300	54,256
Volvo AB "A"	16,550	287,669
Volvo AB "B"	38,900	677,670
Wihlborgs Fastigheter AB	1,158	21,454

(Cost $5,311,524)		12,734,340
Switzerland 6.8%
ABB Ltd. (Registered)	73,155	1,917,355
Adecco SA (Registered)	4,509	266,663
Ciba Specialty Chemicals AG (Registered)	2,786	141,912
Clariant AG (Registered)*	6,750	82,809
Compagnie Financiere Richemont SA "A" (Unit)	18,132	1,201,376
Credit Suisse Group (Registered)	38,089	2,526,332
Geberit AG (Registered)	1,370	179,215
Givaudan SA (Registered)	190	175,483
Holcim Ltd. (Registered)	7,213	796,067
Kudelski SA (Bearer)	1,000	28,253
Kuehne & Nagel International AG (Registered)	1,506	148,239

Kuoni Reisen AG (Registered) "B"	46	21,753
Logitech International SA (Registered)*	4,867	144,892
Lonza Group AG (Registered)	1,150	125,312
Nestle SA (Registered)	13,863	6,226,868
Nobel Biocare Holding AG	100	26,955
Nobel Biocare Holding AG (Bearer)	809	218,838
Novartis AG (Registered)	80,306	4,419,373
OC Oerlikon Corp. AG (Registered)*	276	101,146
PSP Swiss Property AG*	978	52,009
Rieter Holdings AG	95	51,409
Roche Holding AG (Genusschein)	24,211	4,387,429
Schindler Holding AG	1,223	77,052
SGS SA (Registered)	187	213,634
Sonova Holding AG (Registered)	1,615	161,868
Straumann SA (Registered)	150	42,202
Sulzer AG (Registered)	121	173,569
Swatch Group AG (Bearer)	1,202	394,064
Swatch Group AG (Registered)	1,800	115,259
Swiss Life Holding (Registered)*	1,044	270,623
Swiss Re (Registered)	12,030	1,070,593
Swisscom AG (Registered)	833	316,607
Syngenta AG (Registered)	3,671	793,806
Synthes, Inc.	1,787	200,067
UBS AG (Registered)	68,918	3,702,284
Xstrata PLC	21,374	1,407,900
Zurich Financial Services AG (Registered)	5,090	1,525,404

(Cost $17,622,189)		33,704,620
United Kingdom 19.7%
3i Group PLC	13,662	278,461
Acergy SA	6,700	199,222
Aegis Group PLC	28,210	72,304
Aggreko PLC	6,870	81,252
AMEC PLC	13,274	200,671
Anglo American PLC	46,658	3,113,070
ARM Holdings PLC	42,554	133,951
Arriva PLC	6,842	108,149
AstraZeneca PLC	51,912	2,597,086
Aviva PLC	89,841	1,351,684
BAE Systems PLC	118,292	1,193,417
Balfour Beatty PLC	16,719	162,090
Barclays PLC	226,890	2,758,737
Barratt Developments PLC	10,885	166,559
BBA Aviation PLC	13,782	64,437
Bellway PLC	3,686	77,740
Berkeley Group Holdings PLC*	3,365	98,713
BG Group PLC	117,981	2,040,913
BHP Billiton PLC	79,488	2,823,080
Biffa PLC	10,112	45,829
Bovis Homes Group PLC	3,176	42,455
BP PLC	658,581	7,618,172
British Airways PLC*	20,939	164,232
British American Tobacco PLC	53,474	1,916,691
British Energy Group PLC	35,143	383,958
British Land Co. PLC (REIT)	18,758	449,355

British Sky Broadcasting Group PLC	40,951	582,086
Brixton PLC	6,007	44,475
BT Group PLC	282,918	1,777,554
Bunzl PLC	12,437	178,261
Burberry Group PLC	15,991	214,921
Cadbury Schweppes PLC	72,262	838,175
Capita Group PLC	21,278	315,206
Carnival PLC	6,183	295,040
Carphone Warehouse PLC	10,867	77,647
Cattles PLC	9,734	69,420
Centrica PLC	126,049	980,626
Charter PLC*	4,272	103,309
Close Brothers Group PLC	3,119	51,893
Cobham PLC	35,339	140,278
Compass Group PLC	71,400	441,197
Cookson Group PLC	5,282	82,463
CSR PLC*	3,281	43,245
Daily Mail & General Trust "A"	8,909	114,858
Davis Service Group PLC	3,601	39,456
De La Rue PLC	3,262	48,684
Diageo PLC	92,598	2,031,283
DSG International PLC	67,855	187,703
Electrocomponents PLC	13,826	72,070
EMAP PLC	6,146	110,436
Enterprise Inns PLC	20,191	244,974
FirstGroup PLC	15,837	223,137
FKI PLC	16,691	31,054
Friends Provident PLC	55,115	193,801
Galiform PLC*	10,649	23,963
GKN PLC	21,368	154,793
GlaxoSmithKline PLC	196,766	5,218,910
Great Portland Estates PLC	4,642	56,703
Group 4 Securicor PLC	43,800	181,034
Hammerson PLC	10,204	244,464
Hays PLC	56,036	152,494
HBOS PLC	128,717	2,405,997
Home Retail Group	31,003	236,257
HSBC Holdings PLC	403,176	7,457,891
ICAP PLC	18,040	194,352
IMI PLC	11,801	129,066
Imperial Chemical Industries PLC	42,118	561,216
Imperial Tobacco Group PLC	23,866	1,094,176
Inchcape PLC	16,109	138,584
InterContinental Hotel Group PLC	10,738	213,028
International Power PLC	53,904	497,306
Intertek Group PLC	5,316	102,816
Invensys PLC*	24,603	155,599
Invesco PLC	29,129	393,908
Investec PLC	11,827	123,747
ITV PLC	130,916	275,178
J Sainsbury PLC	53,616	632,871
Johnson Mathey PLC	7,439	253,308
Kelda Group PLC	8,420	148,385
Kesa Electricals PLC	14,930	83,983
Kingfisher PLC	80,883	295,926

Ladbrokes PLC	18,509	163,359
Land Securities Group PLC	15,783	542,667
Legal & General Group PLC	226,435	618,465
Liberty International PLC	9,706	226,428
Lloyds TSB Group PLC	192,384	2,133,811
LogicaCMG PLC	50,547	156,282
London Stock Exchange Group PLC	5,600	188,114
Man Group PLC	62,396	705,533
Marks & Spencer Group PLC	60,084	756,093
Meggitt PLC	19,017	123,446
Michael Page International PLC	8,751	73,861
Misys PLC	15,595	70,420
Mondi PLC	12,896	122,575
National Express Group PLC	3,467	87,753
National Grid PLC	92,903	1,489,379
Next PLC	8,117	325,854
Old Mutual PLC	186,459	611,039
Pearson PLC	29,033	449,692
Persimmon PLC	9,981	196,829
Premier Farnell PLC	7,443	24,101
Prudential PLC	86,451	1,327,877
Punch Taverns PLC	9,513	191,743
Rank Group PLC	11,931	39,488
Reckitt Benckiser PLC	21,421	1,258,186
Reed Elsevier PLC	45,482	574,105
Rentokil Initial PLC	65,950	225,219
Resolution PLC	23,955	333,837
Reuters Group PLC	44,934	591,863
Rexam PLC	20,867	235,294
Rio Tinto PLC	34,773	2,981,504
Rolls-Royce Group PLC*	65,078	695,188
Royal & Sun Alliance Insurance Group PLC	105,494	333,185
Royal Bank of Scotland Group PLC	327,701	3,516,245
SABMiller PLC	31,988	910,937
Schroders PLC	4,396	124,645
Scottish & Newcastle PLC	25,870	323,175
Scottish & Southern Energy PLC	30,437	940,426
Segro PLC (REIT)	13,604	138,911
Serco Group PLC	16,202	137,580
Severn Trent PLC	7,111	204,979
Signet Group PLC	55,336	94,720
Smith & Nephew PLC	33,327	407,623
Smiths Group PLC	13,663	298,644
SSL International PLC	3,036	26,336
Stagecoach Group PLC	12,780	59,426
Standard Life PLC	69,304	408,775
Tate & Lyle PLC	15,030	123,682
Taylor Woodrow PLC	36,431	205,588
Tesco PLC	276,210	2,482,039
The Sage Group PLC	43,592	222,339
Thomas Cook Group PLC*	15,210	86,591
Tomkins PLC	28,347	131,808
Travis Perkins PLC	3,582	112,928
Trinity Mirror PLC	8,191	69,185
Tui Travel PLC*	14,230	73,369

Tullett Prebon PLC	4,955	43,699
Unilever PLC	44,433	1,404,763
United Business Media PLC	7,221	102,175
United Utilities PLC	31,698	453,692
Vodafone Group PLC	1,827,680	6,620,137
Whitbread PLC	7,008	232,928
William Hill PLC	11,248	147,954
Wolseley PLC	23,568	398,193
WPP Group PLC	42,036	568,958
Yell Group PLC	27,929	245,186

(Cost $60,199,162)		98,272,261

Total Common Stocks (Cost $281,314,264)		486,467,311
Warrants 0.0%
Japan
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	9,000	4,413
Preferred Stocks 0.4%
Germany 0.4%
Henkel KGaA	6,456	332,036
Porsche AG	290	615,667
ProSiebensat. 1 Media AG	3,181	100,014
RWE AG	1,157	130,203
Volkswagen AG	3,825	526,162

(Cost $714,338)		1,704,082
Italy 0.0%
Unipol Gruppo Finanziario SpA (Cost $82,387)	27,828	87,259

Total Preferred Stocks (Cost $796,725)		1,791,341
Rights 0.1%
Australia 0.0%
Newcrest Mining* (Cost $0)	4,327	40,699
Austria 0.0%
Raiffeisen International Bank-Holding AG*	1,210	0
Wienerberger AG*	2,560	0

(Cost $0)		0
Belgium 0.1%
Fortis*	41,951	222,531
Omega Pharma SA*	424	0

(Cost $165,522)		222,531
Italy 0.0%
Capitalia SpA* (Cost $0)	59,957	0

Total Rights (Cost $165,522)		263,230
Cash Equivalents 0.2%
Cash Management QP Trust, 5.14% (c) (Cost $1,002,640)	1,002,640	1,002,640

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,279,151)	98.4	489,528,935
Other Assets and Liabilities, Net	1.6	8,147,257

Net Assets	100.0	497,676,192

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

DJ Euro Stoxx 50 Index	12/21/2007	82	4,917,309	5,157,689	240,380
FTSE 100 Index	12/21/2007	21	2,758,630	2,801,166	42,536
Hang Seng Stock Index	10/30/2007	2	343,111	349,659	6,548
SPI 200 Index	12/20/2007	6	838,319	879,275	40,956
TOPIX Index	12/13/2007	17	2,244,678	2,403,517	158,839
Total unrealized appreciation					489,259

As of September 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	($)
USD	1,245,000	EUR	896,767	12/19/2007	35,659
USD	605,000	GBP	301,988	12/19/2007	11,754
USD	1,962,000	JPY	223,356,042	12/19/2007	1,462
Total unrealized appreciation					48,875

Currency Abbreviations:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

At September 30, 2007, the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	135,691,342	27.8%
Industrials	58,910,363	12.1%
Consumer Discretionary	54,325,504	11.1%
Materials	48,649,393	10.0%
Consumer Staples	39,329,123	8.0%
Energy	36,569,306	7.5%
Health Care	31,055,123	6.3%
Information Technology	28,832,930	5.9%
Telecommunication Services	28,210,205	5.8%
Utilities	26,685,363	5.5%
Total Common and Preferred Stocks	488,258,652	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007